Note 14 - Voyage, Vessel Operating Expenses and Commissions (Details) - Commission Consisted of Commissions Charged - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Commissions	$ 2,216,836	$ 2,192,626	$ 1,936,381
Third Party [Member]
Segment Reporting Information [Line Items]
Commissions	1,741,044	1,674,798	1,461,915
Related Party [Member]
Segment Reporting Information [Line Items]
Commissions	$ 475,792	$ 517,828	$ 474,466